SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Treasury Stock (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 shares
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Treasury stock, shares	1,485,862	1,485,862	0
Repurchase of treasury stock value	$ 3,302	¥ 22,991